RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) Y	Dec. 31, 2014 CAD
Related Party Transactions 1	$ 144,394
Related Party Transactions 2	225,365
Related Party Transactions 3	0
Related Party Transactions 4	50.00%	50.00%
Related Party Transactions 5	72,197
Related Party Transactions 6	112,683
Related Party Transactions 7	0
Related Party Transactions 8	28,974
Related Party Transactions 9	0
Related Party Transactions 10	10,000
Related Party Transactions 11	97,493
Related Party Transactions 12	0
Related Party Transactions 13	$ 0
Related Party Transactions 14	2,147,000	2,147,000
Related Party Transactions 15		0.50
Related Party Transactions 16	1,311,000	1,311,000
Related Party Transactions 17	10	10